LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS (Details Narrative)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Nov. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2023 USD ($) a ft²	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) a ft² shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) a shares	Dec. 31, 2021 USD ($) a shares	May 31, 2021 a
Property, Plant and Equipment [Line Items]
Depreciation expenses				$ 29,746	$ 13,370	$ 59,494	$ 26,472	$ 52,944	$ 49,673
Payments to acquire productive assets								$ 539,935	$ 522,050
Land in acres | a				20		20		20	20	1,100
Construction in process, balance									$ 852,020
Payments for construction in process						179,700	316,335
Number of common stock issued value								15,000	65,000
Assets impairment loss						$ 245,674		4,158,243
Proceeds from sale of construction								1,500,000
Funded amount								400,000
Depreciation expenses								$ 52,400	$ 49,700
Prepaid and Other Current Assets [Member]
Property, Plant and Equipment [Line Items]
Number of common stock issued | shares						250,000		250,000	250,000
Number of common stock issued value						$ 150,000		$ 150,000	$ 150,000
Roberto Valdes [Member]
Property, Plant and Equipment [Line Items]
Asset acquisition consideration percentage			100.00%			100.00%
Consideration amount			$ 1,000,000
Oasis Park Project [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire productive assets								766,632
Valle Divino [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire productive assets						$ 457,275		$ 457,275
Land in acres | a				20		20		20
Construction in process, balance				$ 0		$ 0		$ 0	356,275
Construction funded amount								101,000	312,000
Plaza Bajamar [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire productive assets								81,047
Land in acres | ft²				1,150		1,150
Payments for construction in process						$ 179,700
Land and buildings, net				$ 0		0		0
Assets impairment loss						179,700
Proceeds from sale of construction						1,500,000
Funded amount				$ 500,000		$ 500,000
Rancho Costa Verde Development [Member]
Property, Plant and Equipment [Line Items]
Land in acres | a				1,000		1,000
Rancho Costa Verde Development [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire productive assets						$ 1,977,182
Two Model Villas [Member] | Roberto Valdes [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire property, plant, and equipment	$ 250,000	$ 250,000
Payments for construction in process	150,000	150,000
Down payment for purchase of land	100,000	100,000
Valdeland [Member] | Roberto Valdes [Member]
Property, Plant and Equipment [Line Items]
Down payment for purchase of land	$ 100,000	$ 100,000
Two Bedroom Model Home [Member]
Property, Plant and Equipment [Line Items]
Payments for construction in process								396,900	111,000
Land and buildings, net								$ 0	$ 419,147